PRINCIPAL ACCOUNTING POLICIES - Investments (Details) ¥ in Billions	Jan. 01, 2018 CNY (¥)
2016-01
Schedule of Investments [Line Items]
Reclassification from AOCI to retained earnings	¥ 6.1